Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of net deferred tax assets are shown in the table below.

	Year Ended June 30,
	2019	2018
Deferred Tax Assets:
Net operating loss carryforwards	$10,028,000	$7,333,000
Stock compensation	1,407,000	1,160,000
Interest expense Sec. 163	55.000	-
Other, net	146,000	96,000
Net deferred tax assets	11,636,000	8,589,000
Valuation allowance for deferred tax assets	(11,636,000)	(8,589,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate at June 30, 2019 and 2018, due to the following:

	Year Ended June 30,
	2019	2018
Federal income taxes at 21% and 34%, respectively	$(2,607,000)	$(1,915,000)
State income taxes, net	(867,000)	(446,000)
Permanent differences and other	450,000	345,000
Other true ups, if any	(23,000)	(206,000)
Change in federal tax rate	-	3,560,000
Change in valuation allowance	(3,047,000)	(1,338,000)
Provision for income taxes	$-	$-